Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 0	$ 424,722
Other assets – non-current		12,806	6,838
Goodwill		$ 1,976,851	$ 2,023,402	1,999,132
SafetyPay [Member]
Business Acquisition [Line Items]
Net assets acquired				165,551
Goodwill	[1]			284,239
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Cash consideration				449,790
Total purchase price				449,790
Cash and cash equivalents				25,068
Trade and other receivables	[2]			1,895
Deferred tax assets				12
Property, plant and equipment				371
Intangible assets	[3]			223,300
Other assets – non-current				926
Trade and other payables				(20,539)
Deferred tax liability				$ (65,482)

[1]	Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 4).
[2]	Gross contractual amounts receivable are equal to their book value where appropriate.
[3]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.